Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	1-11416
Entity Registrant Name	CONSUMER PORTFOLIO SERVICES, INC.
Entity Central Index Key	0000889609
Entity Tax Identification Number	33-0459135
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	3800 Howard Hughes Pkwy
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	949
Local Phone Number	753-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CPSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable